Financial instruments (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Disclosure of financial assets

2025

						$ million
		Carrying amount
	Note	Amortised cost	Fair value through profit or loss		Fair value through other comprehensive income	Total carrying amount
Financial assets
Investments in securities	15	39	40		1,478	1,557
Trade and other receivables	16	50,959	1,747	[A]	143	52,849
Derivative financial instruments (non-designated)			9,322		—	9,322
Derivative hedging instruments (designated)			411			411
		50,998	11,520		1,621	64,139
Cash and cash equivalents	18					30,216
At December 31, 2025		50,998	11,520		1,621	94,355
Financial liabilities
Debt	21	46,710				46,710
Trade and other payables	20	62,233				62,233
Derivative financial instruments (non-designated)			5,835			5,835
Derivative financial instruments (designated)			937			937
At December 31, 2025		108,943	6,772			115,715
[A] Includes amounts recognised in respect of deferred consideration.

2024

					$ million
		Carrying amount
	Note	Amortised cost	Fair value through profit or loss	Fair value through other comprehensive income	Total carrying amount
Financial assets
Investments in securities	15	37	97	2,121	2,255
Trade and other receivables	16	51,878			51,878
Derivative financial instruments (non-designated)			10,007		10,007
Derivative hedging instruments (designated)			40		40
		51,915	10,144	2,121	64,180
Cash and cash equivalents	18				39,110
At December 31, 2024		51,915	10,144	2,121	103,290
Financial liabilities
Debt	21	48,376			48,376
Trade and other payables	20	63,983			63,983
Derivative financial instruments (non-designated)			7,065		7,065
Derivative financial instruments (designated)			2,511		2,511
At December 31, 2024		112,359	9,576		121,935

Disclosure of financial liabilities

2025

						$ million
		Carrying amount
	Note	Amortised cost	Fair value through profit or loss		Fair value through other comprehensive income	Total carrying amount
Financial assets
Investments in securities	15	39	40		1,478	1,557
Trade and other receivables	16	50,959	1,747	[A]	143	52,849
Derivative financial instruments (non-designated)			9,322		—	9,322
Derivative hedging instruments (designated)			411			411
		50,998	11,520		1,621	64,139
Cash and cash equivalents	18					30,216
At December 31, 2025		50,998	11,520		1,621	94,355
Financial liabilities
Debt	21	46,710				46,710
Trade and other payables	20	62,233				62,233
Derivative financial instruments (non-designated)			5,835			5,835
Derivative financial instruments (designated)			937			937
At December 31, 2025		108,943	6,772			115,715
[A] Includes amounts recognised in respect of deferred consideration.

2024

					$ million
		Carrying amount
	Note	Amortised cost	Fair value through profit or loss	Fair value through other comprehensive income	Total carrying amount
Financial assets
Investments in securities	15	37	97	2,121	2,255
Trade and other receivables	16	51,878			51,878
Derivative financial instruments (non-designated)			10,007		10,007
Derivative hedging instruments (designated)			40		40
		51,915	10,144	2,121	64,180
Cash and cash equivalents	18				39,110
At December 31, 2024		51,915	10,144	2,121	103,290
Financial liabilities
Debt	21	48,376			48,376
Trade and other payables	20	63,983			63,983
Derivative financial instruments (non-designated)			7,065		7,065
Derivative financial instruments (designated)			2,511		2,511
At December 31, 2024		112,359	9,576		121,935

Summary of 10% Appreciation Against the Dollar of Main Currencies
Assuming other factors (principally interest rates and commodity prices) remained constant and that no further foreign exchange risk management actions were taken, a 10% appreciation against the dollar at December 31 of the main currencies to which Shell is exposed would have had the following effects:

	$ million
	Increase/(decrease) in income before taxation		Increase in net assets
	2025	2024	2025	2024
10% appreciation against the dollar of:
Sterling	(156)	(69)	547	789
Euro	(46)	98	1,896	2,410
Malaysian ringgit	(49)	34	271	274
Australian dollar	(71)	(103)	573	625
Canadian dollar	153	20	1,280	1,353

Schedule of Value at Risk Pre-tax	The VAR average and year-end positions in respect of commodities traded in liquid markets, which are presented in the table below, are calculated on a diversified basis in order to reflect the effect of offsetting risk within combined portfolios.

Value-at-risk (pre-tax)

				$ million
		2025		2024
	Average	Year-end	Average	Year-end
Global oil	36	60	29	22
North America gas and power	11	8	15	16
Europe gas and power	9	7	13	13
Australia gas and power	3	4	3	3
Environmental certificates	2	1	5	2

Schedule of Trade and Other Receivables, Other Payables and Derivative Financial Instruments	These amounts, as presented net and gross within trade and other receivables, trade and other payables and derivative financial instruments in the Consolidated Balance Sheet at December 31, were as follows:

2025

						$ million
			Amounts offset		Amounts not offset
	Gross amounts before offset	Amounts offset	Net amounts as presented	Cash collateral received/pledged	Other offsetting instruments	Net amounts
Assets:
Within trade receivables	18,909	12,003	6,906	83	183	6,640
Within derivative financial instruments	10,701	3,470	7,231	755	1,331	5,145
Liabilities:
Within trade payables	17,203	11,999	5,204	51	183	4,970
Within derivative financial instruments	8,727	3,470	5,257	1,106	1,329	2,822

2024

						$ million
			Amounts offset		Amounts not offset
	Gross amounts before offset	Amounts offset	Net amounts as presented	Cash collateral received/pledged	Other offsetting instruments	Net amounts
Assets:
Within trade receivables	18,569	11,452	7,117	58	227	6,832
Within derivative financial instruments	12,200	4,490	7,710	951	1,730	5,029
Liabilities:
Within trade payables	17,106	11,449	5,657	121	227	5,309
Within derivative financial instruments	12,760	4,490	8,270	2,049	1,730	4,491

Disclosure of detailed information about hedging instruments
The carrying amounts of derivative contracts at December 31, designated and not designated as hedging instruments for hedge accounting purposes, were as follows:

2025

							$ million
	Assets			Liabilities
	Designated	Not designated	Total	Designated	Not designated	Total	Net
Interest rate swaps	16	5	21	20	25	45	(24)
Forward foreign exchange contracts	—	337	337	—	290	290	47
Currency swaps and options	395	2	397	917	101	1,018	(621)
Commodity derivatives	—	8,832	8,832	—	5,252	5,252	3,580
Other contracts	—	146	146	—	167	167	(21)
Total	411	9,322	9,733	937	5,835	6,772	2,961

2024

							$ million
	Assets			Liabilities
	Designated	Not designated	Total	Designated	Not designated	Total	Net
Interest rate swaps	7	1	8	64	—	64	(56)
Forward foreign exchange contracts	—	682	682	—	379	379	303
Currency swaps and options	33	5	38	2,447	42	2,489	(2,451)
Commodity derivatives	—	9,204	9,204	—	6,630	6,630	2,574
Other contracts	—	115	115	—	14	14	101
Total	40	10,007	10,047	2,511	7,065	9,576	471

Contractual Maturities of Derivative Liabilities
The following table compares contractual maturities of derivative liabilities at December 31 with their carrying amounts in the Consolidated Balance Sheet.

2025

									$ million
	Contractual maturities
	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	Between 4 and 5 years	5 years and later	Total	Difference from carrying amount [A]	Carrying amount
Interest rate swaps	19	5	8	4	4	15	55	(10)	45
Forward foreign exchange contracts	258	16	9	2	1	—	286	4	290
Currency swaps and options	383	223	60	224	55	444	1,389	(371)	1,018
Commodity derivatives	2,876	1,015	529	296	217	652	5,585	(333)	5,252
Other contracts	3	175	1	—	1	1	181	(14)	167
Total	3,539	1,434	607	526	278	1,112	7,496	(724)	6,772
[A]Mainly related to the effect of discounting.

2024

									$ million
	Contractual maturities
	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	Between 4 and 5 years	5 years and later	Total	Difference from carrying amount [A]	Carrying amount
Interest rate swaps	20	16	16	16	—	—	68	(4)	64
Forward foreign exchange contracts	393	84	3	(3)	—	—	477	(98)	379
Currency swaps and options	925	693	627	423	316	1,008	3,992	(1,503)	2,489
Commodity derivatives	4,345	1,088	524	326	184	458	6,925	(295)	6,630
Other contracts	6	5	2	—	—	—	13	1	14
Total	5,689	1,886	1,172	762	500	1,466	11,475	(1,899)	9,576
[A]Mainly related to the effect of discounting.

Summary of Net Carrying Amounts of Derivative Contracts Held
The net carrying amounts of derivative contracts held at December 31 categorised based on the significant inputs used in determining their fair value, were as follows:

2025

			$ million
	Other observable inputs	Unobservable inputs	Total
Interest rate swaps	(24)	—	(24)
Forward foreign exchange contracts	47	—	47
Currency swaps and options	(621)	—	(621)
Commodity derivatives	1,473	2,107	3,580
Other contracts	(101)	80	(21)
Total	774	2,187	2,961

2024

				$ million
	Prices in active markets for identical assets/liabilities	Other observable inputs	Unobservable inputs	Total
Interest rate swaps	—	(56)	—	(56)
Forward foreign exchange contracts	—	303	—	303
Currency swaps and options	—	(2,451)	—	(2,451)
Commodity derivatives	44	487	2,043	2,574
Other contracts	—	107	(6)	101
Total	44	(1,610)	2,037	471

Summary of Net Carrying Amounts of Derivative Contracts Measured Using Predominantly Unobservable Inputs

		$ million
	2025	2024
At January 1	2,037	2,466
Net (losses)/gains recognised in revenue	(163)	(191)
Purchases	195	310
Sales	(69)	(363)
Recategorisations (net)	50	(127)
Currency translation differences	137	(58)
At December 31	2,187	2,037

Reconciliation of Derivative Contracts with Unrecognized Day One Gains or Losses	The unrecognised gains on these derivative contracts at December 31, 2025, were as follows:

		$ million
	2025	2024
At January 1	745	1,607
Movements	(23)	(862)
At December 31	722	745